Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
8. Stock-Based Compensation
Equity Incentive Plan
In 2019, the Company terminated the 2010 Stock Incentive Plan (the 2010 Plan) and adopted the 2019 Equity Incentive Plan (the 2019 Plan, and together with 2010 Plan, the Prior Plans) for the purpose of providing incentive and non-statutory
stock options to employees, directors and certain
non-employees.
In 2020, the Company adopted the 2020 Equity Incentive Plan (the 2020 Plan, and together with the Prior Plans, the Plans), which became effective in connection with the IPO. As a result, the Company may not grant any additional awards under the Prior Plans. The Prior Plans will continue to govern outstanding equity awards previously granted thereunder. The Company initially reserved 3,665,000 shares of common stock for the issuance of awards under the 2020 Plan. In addition, the number of shares of common stock available under the 2020 Plan automatically increases on the first day of each fiscal year until (and including) the fiscal year ending December 31, 2030, with such annual increase equal to an amount equal to the lesser of (i) 4% of the number of shares of common stock issued and outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Company’s board of directors. As of December 31, 2024, 3,498,000 shares were reserved for future issuance under the 2020 Plan.
Options under the 2020 Plan have a contractual term of 10 years. The exercise price of an option shall not be less than 100% of the fair market value of the shares on the date of grant.
Stock Options
Subsequent to the first quarter of 2022, the Company no longer grants stock options. Service-based options previously granted to a grantee generally vest at a rate of 25% on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years. A summary of the Company’s stock option activity under the Plans is set forth below (in thousands, except exercise price and remaining contractual life data):

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Terms (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	1,935	$15.58
Granted	—	—
Exercised	(72)	$1.17
Forfeited and expired	(478)	$24.42

Outstanding as of December 31, 2024	1,385	$13.26	4.43	$—

Exercisable as of December 31, 2024	1,360	$12.62	4.40	$—

The total intrinsic value of options exercised during the years ended December 31, 2024, 2023 and 2022 was $0.2 million, $9.9 million and $22.2 million, respectively. The intrinsic value is the difference between the fair value of the Company’s common stock at the time of exercise and the exercise price of the stock option.
The total fair value of options that vested during the years ended December 31, 2024, 2023 and 2022 was $2.1 million, $3.6 million and $6.1 million, respectively. As of December 31, 2024, the total unrecognized stock-based compensation expense related to the stock options was $0.5 million, which will be recognized over a weighted-average period of 0.50 years.

Restricted Stock
The Company issues RSUs and PSUs, both of which are considered restricted stock. The Company grants restricted stock pursuant to the 2020 Plan and satisfies such grants through the issuance of new shares. RSUs are share awards that, upon vesting, will deliver to the holder shares of the Company’s common stock.
RSUs with a service-based vesting condition granted to a grantee, beginning in February 2022, generally vest over a three-year period as follows either: (i) 25% on the first anniversary of the original vesting date, 25% quarterly over the course of the second year, and 50% quarterly over the course of the third year, or (ii) 33% on the first anniversary of the original vesting date, with the balance vesting quarterly over the remaining two years. Annual RSUs granted to non-executive
employees in 2024 vest over a
two-year
period at a rate of 50% on the first anniversary of the original vesting date, with the balance vesting quarterly over the remaining one year. Prior to February 2022, RSUs with a service-based vesting condition granted to a grantee generally vest at a rate of 25% on the first anniversary of the original vesting date, with the balance vesting quarterly over the remaining three years.
Since 2022, the Company has granted a mix of 50% PSUs and 50% RSUs to its CEO, and a mix of 20% PSUs and 80% RSUs to its other executive officers and certain other senior leaders on an annual basis. The PSUs are earned and vest based on achievement against two metrics:

•
The “Home PSUs” are earned based on the number of patients treating at home on Tablo as of the end of the second or third year following the grant date (Year 2 or Year 3), with earned units vesting either (i) 50% after certification of achievement following the end of Year 2 and 50% at the end of Year 3 or (ii) 100% after certification of achievement following the end of Year 3 (performance-based vesting conditions).

•
The “Relative TSR PSUs” are earned based on the Company’s relative total stockholder return (Relative TSR) at the end of a two-year
or three-year performance period as compared to companies in a pre-determined
index of medical device companies, in each case, with 100% of earned units vesting on, or after certification of achievement following, the third anniversary of the grant date (market-based vesting conditions).

The number of units earned varies based on actual performance as follows: (i) from 0% to 200% (250% for the CEO) of the target number of the Home PSUs granted, (ii) from 75% to 150% (250% for the CEO) of the target number of Relative TSR PSUs granted in 2022 and 2023 and (iii) from 0% to 200% (250% for the CEO) of the target number of Relative TSR PSUS granted in 2024.
The grant date for the Home PSUs is not considered established until the Compensation Committee of the Board approves the target and it is communicated to the award recipients, which then triggers the service inception date, the fair value of the awards, and the associated expense recognition period. Once the grant date for the Home PSUs has been established, the related stock-based compensation expense is recorded based on the forecasted performance, which is reassessed each reporting period based on the probability of achieving the performance conditions.
In 2024, the Company also granted a new type of PSU award to executive officers and certain other senior leaders which is earned and vests based on appreciation of the Company’s stock price above pre-determined
stock price triggers or achievement of specified operating income targets over a performance period of up to three years.

Restricted stock activity was as follows (in thousands, except per share amounts):

	Restricted Stock Units	Performance Stock Units	Weighted-Average Grant Date Fair Value Per Share
	(RSU)	(PSU)	RSU	PSU
Outstanding as of December 31, 2023	2,594	432	$21.54	$22.50
Granted	4,238	4,809	$3.16	$1.09
Released	(1,516)	(56)	$18.91	$25.63
Forfeited	(1,879)	(3,728)	$9.41	$0.80

Outstanding as of December 31, 2024	3,437	1,457	$6.26	$7.58

The total grant date fair value of restricted stock vested for the years ended December 31, 2024, 2023 and 2022 were $27.2 million, $24.9 million, and $9.9 million, respectively. As of December 31, 2024, the total unrecognized stock-based compensation expense related to the restricted stock was $16.7 million, which will be recognized over a weighted-average period of 2.48 years.
Employees Stock Purchase Plan (ESPP)
In 2020, the Company adopted the ESPP. The Company initially reserved 687,000 shares of common stock for purchase under the ESPP. In addition, the number of shares of common stock available for issuance under the ESPP increases automatically on the first day of each fiscal year until (and including) the fiscal year ending December 31, 2030, with such annual increase equal to the lesser of (i) 687,000 shares, (ii) 1% of the number of common stock issued and outstanding on December 31 of the immediately preceding fiscal year, and (iii) an amount determined by the Company’s board of directors. As of December 31, 2024, 667,000 shares of common stock were reserved for issuance in connection with the current and future offering periods under the ESPP.
Subject to any limitations contained therein, the ESPP allows eligible participants to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s common stock at a purchase price equal to 85% of the fair market value of the common stock on the first day of the offering period or purchase date, whichever is lower. The ESPP generally provides for consecutive
6-month
offering periods. Effective beginning with the offering period commencing on March 1, 2022, the ESPP allows eligible participants to purchase shares pursuant to a cashless exercise program, and the duration for each offering period is a
24-month
period consisting of four separate consecutive purchase periods of six months in length. This includes a two-year
look-back feature in the ESPP, with a reset feature, which causes the offering period to reset if the fair value of the Company’s common stock on the first day of a new offering period is less than that on the original offering date.
The grant date fair value and assumptions used in estimating the fair value of the stock purchase rights under the ESPP were as follows:

	Years Ended December 31,
	2024	2023	2022
Expected term (in years)	0.49 – 2.00	0.49 – 2.00	0.49 – 2.00
Expected volatility	81.7% – 215.2%	53.3% – 61.6%	41.1% – 58.0%
Risk-free interest rate	3.84% – 5.2%	4.81% – 5.4%	0.6% – 3.48%
Dividend yield	0%	0%	0%
Grant Date Fair Value	$0.15–$2.11	$3.25 – $8.27	$4.89–$16.23
As of December 31, 2024, the total unrecognized stock-based compensation expense related to the ESPP was $1.7 million, which will be recognized over a weighted-average period of 0.80 years.

Stock-based Compensation Expense
The following table sets forth stock-based compensation expense included in the statements of operations (in thousands):

	Years Ended December 31,
	2024	2023	2022
Cost of revenue	$1,372	$1,805	$701
Research and development	7,291	10,538	6,845
Sales and marketing	6,122	12,419	10,269
General and administrative	14,571	13,872	9,388

Total stock-based compensation expense	$29,356	$38,634	$27,203